UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2012

Date of reporting period: SEPTEMBER 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (69.06%)
Bank Debt (44.29%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.73%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 6.75%, 1.25% LIBOR Floor, due 4/2/18	$11,492,250	$11,574,879	0.92%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/2/18	$35,000,000	35,192,500	2.81%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		46,767,379

Aerospace Product and Parts Manufacturing (0.71%)
Hawker Beechcraft, Inc., DIP Term Loan, LIBOR + 8%, 1.75% LIBOR Floor, due 12/15/12	$1,594,287	1,622,014	0.13%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (4)	$3,688,369	2,640,651	0.21%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14 (4)	$6,889,324	4,512,507	0.36%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$209,942	137,512	0.01%
Total Aerospace Product and Parts Manufacturing		8,912,684

Architectural, Engineering, and Related Services (0.39%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17 (2)	$4,851,822	4,851,822	0.39%

Business Support Services (4.19%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%, due 12/29/15	$54,827,487	52,634,387	4.19%

Cable and Other Subscription Programming (2.43%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	2,280,447	0.18%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	5,328,594	0.43%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	12	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15 - (Germany) (2), (3)	€3,172,043	4,079,247	0.33%
Primacom Management GmbH, 2nd Lien Term Loan, 15% PIK, due 5/19/17 - (Germany) (2), (3), (4)	€12,035,724	15,477,941	1.23%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,270,084	0.26%
Total Cable and Other Subscription Programming		30,436,325

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Charter Bus Industry (0.39%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$18,536,087	$3,799,898	0.30%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$151,999	31,160	-
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$5,146,306	1,054,993	0.09%
Coach America Holdings, Inc., Senior Secured Super Priority DIP Revolver, LIBOR + 6%, 1.5% LIBOR Floor, due 10/5/12	$-	-	-
Total Charter Bus Industry		4,886,051

Communications Equipment Manufacturing (2.44%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (6)	$34,583,833	30,606,692	2.44%

Electric Power Generation, Transmission and Distribution (0.65%)
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan, LIBOR + 4.5%, due 10/10/17	$11,854,113	8,185,324	0.65%

Electronic Shopping and Mail-Order Houses (2.85%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$35,466,850	35,750,585	2.85%

Full-Service Restaurants (3.52%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,366,154	16,366,154	1.30%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16 (6)	$10,574,101	10,574,101	0.84%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/19/16 (6)	$17,296,778	17,296,778	1.38%
Total-Full Service Restaurants		44,237,033

Grocery Stores (0.63%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$7,711,911	7,904,709	0.63%

Highway, Street, and Bridge Construction (0.80%)
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17 (2)	$10,052,482	10,052,482	0.80%

Home Health Care Services (0.06%)
Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan B, LIBOR + 3.5%, 1.25% LIBOR Floor, due 8/17/16	$701,846	697,165	0.06%

Iron and Steel Mills and Ferroalloy Manufacturing (1.72%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%, 1.25% LIBOR Floor, due 9/20/14	$21,379,166	21,592,958	1.72%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Motion Picture and Video Industries (3.36%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	$22,600,438	1.80%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,598,142	1.56%
Total Motion Picture and Video Industries		42,198,580

Newspaper, Periodical, Book, and Directory Publishers (0.24%)
Berry Agency, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 7%, 3% LIBOR Floor, due 11/18/14	$101,135	101,135	0.01%
Hanley-Wood, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 6.5%, 1.5% LIBOR Floor, due 1/13/17	$3,053,013	2,900,362	0.23%
Total Newspaper, Periodical, Book, and Directory Publishers		3,001,497

Offices of Real Estate Agents and Brokers (0.16%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$2,036,336	2,061,790	0.16%

Other Financial Investment Activities (1.69%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$31,864,275	21,189,743	1.69%

Other Telecommunications (2.76%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$34,485,626	34,658,054	2.76%

Radio and Television Broadcasting (3.06%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$17,786,262	16,301,109	1.30%
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK, 2% LIBOR Floor, due 8/3/16	$22,787,986	22,047,376	1.76%
Total Radio and Television Broadcasting		38,348,485

Scheduled Air Transportation (2.86%)
N913DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (6)	$747,330	746,209	0.06%
N918DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (6)	$918,037	907,938	0.07%
N954DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,187,891	1,168,290	0.09%
N955DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,217,383	1,193,644	0.10%
N956DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,218,457	1,195,916	0.10%
N957DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,228,031	1,204,085	0.10%
N959DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,237,529	1,212,779	0.10%
N960DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,276,152	1,248,077	0.10%
N961DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (6)	$1,268,014	1,241,386	0.10%
N976DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (6)	$956,895	950,197	0.08%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (6)	$4,081,027	$5,382,875	0.43%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (6)	$4,114,817	5,452,132	0.43%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (6)	$2,708,336	3,019,795	0.24%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (6)	$3,876,471	4,523,842	0.35%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (6)	$4,831,411	6,406,451	0.51%
Total Scheduled Air Transportation		35,853,616

Semiconductor and Other Electronic Component Manufacturing (2.18%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$27,414,213	27,414,213	2.18%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,170,966	3,170,966	0.25%
MEMC Electronic Materials, Inc., Senior Secured Revolver, LIBOR + 3.75%, due 3/23/14 ∆	$-	(3,087,790)	(0.25)%
Total Semiconductor and Other Electronic Component Manufacturing		27,497,389

Support Activities for Mining (0.07%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$643,879	643,879	0.05%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$226,657	226,657	0.02%
Total Support Activities for Mining		870,536

Wired Telecommunications Carriers (2.33%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)	€5,852,181	4,515,543	0.36%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15 (2)	$12,311,538	12,296,149	0.98%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (3)	€13,645,416	10,528,803	0.84%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3), (4)	€12,698,410	1,877,968	0.15%
Total Wired Telecommunications Carriers		29,218,463

Wireless Telecommunications Carriers (except Satellite) (1.07%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 8.9%, due 10/9/12 - (Canada) (3)	€13,634,043	13,463,617	1.07%

Total Bank Debt (Cost $627,701,264)		555,877,366

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (24.77%)
Aerospace Product and Parts Manufacturing (0.40%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	$3,850,849	0.31%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	1,125,101	0.09%
Total Aerospace Product and Parts Manufacturing		4,975,950

Architectural, Engineering, and Related Services (1.15%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$19,411,000	11,115,204	0.89%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$1,058,024	998,721	0.08%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,256,729	2,251,087	0.18%
Total Architectural, Engineering, and Related Services		14,365,012

Coal Mining (0.88%)
Westmoreland Coal Co., Senior Secured Notes, 10.75%, due 2/1/18	$11,321,000	11,019,474	0.88%

Gaming Industries (3.40%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	42,661,498	3.40%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	620,258	0.05%

Metal and Mineral (except Petroleum) Merchant Wholesalers (1.40%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$16,334,000	17,559,050	1.40%

Oil and Gas Extraction (2.30%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	1,672,586	0.13%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (5), (6)	$25,340,000	27,240,500	2.17%
Total Oil and Gas Extraction		28,913,086

Other Ambulatory Health Care Services (0.36%)
Rural Metro Corporation, Senior Unsecured Notes, 10.125%, due 7/15/19 (5)	$4,500,000	4,488,750	0.36%

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing (1.00%)
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15 (5)	$15,545,000	12,572,359	1.00%

Pharmaceutical and Medicine Manufacturing (1.94%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 (France) (2), (5)	$24,321,000	24,321,000	1.94%

Radio and Television Broadcasting (0.81%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (5)	$10,790,000	10,196,550	0.81%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.52%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$64,889,000	$31,633,388	2.52%

Scientific Research and Development Services (1.36%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$18,062,000	17,113,745	1.36%

Software Publishers (0.58%)
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15 (5)	$8,544,000	7,305,120	0.58%

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.40%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$40,644,000	30,076,560	2.40%

Wired Telecommunications Carriers (0.56%)
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16 (2), (5)	$5,830,000	6,004,900	0.48%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€54,730,879	1,055,759	0.08%
Total Wired Telecommunications Carriers		7,060,659

Miscellaneous Securities (3.66%) (8)	$52,893,000	45,928,126	3.66%

Total Other Corporate Debt Securities (Cost $422,937,183)		310,810,585

Total Debt Investments (Cost $1,050,638,447)		866,687,951

Equity Securities (20.22%)
Activities Related to Credit Intermediation (0.46%)
Online Resources Corporation, Common Stock (2), (4)	1,959,400	5,741,042	0.46%

Architectural, Engineering, and Related Services (0.24%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock (2), (4), (5)	6,674	1,172,914	0.10%
ESP Holdings, Inc., Common Stock (2), (4), (5)	29,156	1,779,836	0.14%
Total Architectural, Engineering, and Related Services		2,952,842

Business Support Services (0.05%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	660,627	0.05%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

Communications Equipment Manufacturing (0.96%)
Dialogic, Inc., Common Stock (4), (5), (6)	3,734,944	9,412,059	0.75%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	2,629,067	0.21%
Total Communications Equipment Manufacturing		12,041,226

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.68%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	$181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,594,283	0.68%
Total Data Processing, Hosting, and Related Services		8,594,464

Depository Credit Intermediation (0.18%)
Doral Financial Corporation, Common Stock (4)	2,410,796	2,267,836	0.18%

Electronic Shopping and Mail-Order Houses (0.30%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,811,273	0.22%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	954,942	0.08%
Total Electronic Shopping and Mail-Order Houses		3,766,215

Full-Service Restaurants (0.52%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	6,501,223	0.52%

Gaming Industries (4.79%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	57,529,736	4.58%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,599,632	0.21%
Total Gaming Industries		60,129,368

Highway, Street, and Bridge Construction (1.49%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	18,670,444	1.49%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	52,492	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4)	11,385,685	11,386	-

Newspaper, Periodical, Book, and Directory Publishers (0.48%)
HW Topco, Inc., Common Stock (4), (5)	644,705	5,802,345	0.46%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	15,237	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	210,657	0.02%
Total Newspaper, Periodical, Book, and Directory Publishers		6,028,239

Oil and Gas Extraction (0.88%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	10,991,223	0.88%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	8,401	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	-	-
Total Other Amusement and Recreation Industries		8,401

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Other Financial Investment Activities (0.03%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	$356,054	0.03%
Pharmaceutical and Medicine Manufacturing (1.86%)
NHSAS Holdings, LLC, Membership Units (3), (4), (5), (6)	6,656	8,559	-
NVHL S.A, Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	23,320,830	1.86%
Total Pharmaceutical and Medicine Manufacturing		23,329,389

Radio and Television Broadcasting (0.08%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5)	7,179,572	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (5)	2,272,580	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (5)	2,476,138	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (5)	1,419,264	-	-
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,030,696	0.08%
Total Radio and Television Broadcasting		1,030,696

Scheduled Air Transportation (2.38%)
N913DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	784	219,120	0.02%
N918DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	752	236,610	0.02%
N954DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	740	241,230	0.02%
N955DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	735	333,960	0.03%
N956DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	736	338,580	0.03%
N957DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	735	339,570	0.03%
N959DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	734	340,890	0.03%
N960DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	731	349,800	0.03%
N961DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	733	352,770	0.03%
N976DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	761	194,370	0.02%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5), (6)	391	4,617,282	0.36%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5), (6)	387	4,563,920	0.35%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5), (6)	551	6,024,560	0.48%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5), (6)	469	5,999,222	0.48%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5), (6)	387	5,632,724	0.45%
Total Scheduled Air Transportation		29,784,608

Semiconductor and Other Electronic Component Manufacturing (0.15%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,935,857	0.15%

Support Activities for Mining (0.73%)
DeepOcean Group Holding AS, Common Stock - (Norway) (4), (5)	410,366	9,211,266	0.73%

Traveler Accommodation (0.11%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	1,325,497	0.11%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (3.85%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	$8,203,245	0.65%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	289,812	0.02%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	39,837,607	3.18%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	6,550,500	-	-
Total Wired Telecommunications Carriers		48,330,664

Total Equity Securities (Cost $362,336,254)		253,721,059

Total Investments (Cost $1,412,974,701) (7)		1,120,409,010

Cash and Cash Equivalents (10.72%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.13%, due 10/1/12 Collateralized by Federal Home Loan Bank Bonds	$4,343,819	4,343,819	0.35%
Union Bank of California, Commercial Paper, 0.08%, due 10/1/12	$41,000,000	41,000,000	3.27%
Toyota Motor Credit Corporation, Commercial Paper, 0.17%, due 10/3/12	$25,000,000	24,999,764	1.99%
Toyota Motor Credit Corporation, Commercial Paper, 0.17%, due 10/23/12	$25,000,000	24,997,403	1.99%
Union Bank of California, Commercial Paper, 0.21%, due 12/20/12	$35,000,000	34,983,667	2.79%
Cash Denominated in Foreign Currency	€1,081,758	1,391,141	0.11%
Cash Denominated in Foreign Currency	£100,175	161,953	0.01%
Cash Held on Account at Various Institutions	$2,677,868	2,677,868	0.21%
Total Cash and Cash Equivalents		134,555,615

Total Cash and Investments		$1,254,964,625	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $48,402,540 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $426,913,585 and $436,685,180, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,412,974,701. Net unrealized depreciation aggregated $292,565,691, of which $94,097,643 related to appreciated investments and $386,663,334 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2012 was $905,634,782, or 72.16% of total cash and investments of the Registrant.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2012, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$42,661,498	$25,624,181
2	Other observable market inputs*	65,644,811	240,521,241	29,673,145
3	Independent third-party pricing sources that employ significant unobservable inputs	486,960,454	27,627,846	187,308,155
3	Investment Manager valuations with significant unobservable inputs	3,272,101	-	11,115,578
Total		$555,877,366	$310,810,585	$253,721,059

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$414,110,814	$88,449,920	$169,221,402
Net realized and unrealized gains (losses)	(30,781,310)	(20,529,653)	1,092,634
Acquisitions	266,889,329	40,890,755	44,182,038
Dispositions	(174,798,379)	(81,183,176)	(27,187,919)
Transfers into Level 3†	11,540,000	-	-
Ending balance	$486,960,454	$27,627,846	$187,308,155

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(27,267,152)	$(484,080)	$2,561,734

† Comprised of one investment that transferred from Level 2 due to reduced trading volumes.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$3,132,810	$22,329,608	$15,819,109
Net realized and unrealized gains (losses)	93,964	-	(73,830)
Acquisitions	401,825	-	11,245
Dispositions	(356,498)	-	(4,055,740)
Transfers out of Level 3‡	-	(22,329,608)	(585,206)
Ending balance	$3,272,101	$-	$11,115,578

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$93,964	$-	$(105,062)

‡ Comprised of two investments that transferred to Level 2 due to increased trading volumes.

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the nine months ended September 30, 2012 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	$-	$10,052,482	$-	$10,052,482	$856,068
Contech Holdings, Inc., Common Stock	-	17,781,375	-	18,670,444	-
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	-	30,676,094	-	30,606,692	2,708,925
Dialogic, Inc., Common Stock	-	18,438,958	-	9,412,059	-
Dialogic, Inc., Convertible Notes ($0.87 Conversion Price), 1%, due 8/15/12	-	1,577,799	(1,577,799)	-	5,259
Dialogic, Inc., Convertible Notes ($1 Conversion Price), 1%, due 8/15/12	-	16,799,900	(16,799,900)	-	56,000
Dialogic, Inc., Preferred Stock	-	100	-	100	-
Dialogic, Inc., Warrants to Purchase Common Stock	-	-	-	2,629,067	-
Doral GP, Ltd., GP Interest	-	-	-	-	-
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%,
1.75% LIBOR Floor, due 2/28/16	9,535,444	2,900	(9,769,922)	-	84,130
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	60,121,036	78,137	(59,232,548)	-	2,848,031
Encompass Digital Media Group, Inc., Common Stock	12,375,006	-	(10,905,738)	-	-
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17	10,181,505	-	(5,279,028)	4,851,822	810,167

ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,052,035	214,903	-	2,251,087	268,504
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,081,109	-	-	1,172,914	-
ESP Holdings, Inc., Common Stock	2,457,524	-	-	1,779,836	-
Fleetwood Enterprises, Inc., Common Stock	11,386	-	-	11,386	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	10,565,781	19,823	(94,461)	12,296,149	871,135
Integra Telecom, Inc., Common Stock	42,429,708	-	-	39,837,607	-
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	-	5,428,150	-	6,004,900	315,103
Integra Telecom, Inc., Warrants	-	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	3,925,811	495,931	-	2,280,447	498,115
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	7,042,606	224,977	-	5,328,594	222,794
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	-	13,429,870	-	12	50,034
N913DL Trust Beneficial Interest (Aircraft Trust)	-	246,035	(15,081)	219,120	-
N913DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	784,132	(36,802)	746,209	16,341
N918DL Trust Beneficial Interest (Aircraft Trust)	-	284,140	(18,815)	236,610	-
N918DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	951,182	(33,146)	907,938	19,940
N954DL Trust Beneficial Interest (Aircraft Trust)	-	356,446	(26,161)	241,230	-
N954DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,224,909	(37,019)	1,168,290	25,786
N955DL Trust Beneficial Interest (Aircraft Trust)	-	362,160	(26,219)	333,960	-
N955DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,253,075	(35,692)	1,193,644	26,399
N956DL Trust Beneficial Interest (Aircraft Trust)	-	363,144	(26,598)	338,580	-
N956DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,254,721	(36,264)	1,195,916	26,429
N957DL Trust Beneficial Interest (Aircraft Trust)	-	365,213	(26,611)	339,570	-
N957DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,264,035	(36,003)	1,204,085	26,630
N959DL Trust Beneficial Interest (Aircraft Trust)	-	367,265	(26,619)	340,890	-
N959DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,273,276	(35,746)	1,212,779	26,829
N960DL Trust Beneficial Interest (Aircraft Trust)	-	376,340	(26,998)	349,800	-
N960DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,311,434	(35,282)	1,248,077	27,647
N961DL Trust Beneficial Interest (Aircraft Trust)	-	375,316	(27,378)	352,770	-
N961DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,304,105	(36,091)	1,241,386	27,484
N976DL Trust Beneficial Interest (Aircraft Trust)	-	300,220	(22,580)	194,370	-
N976DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	995,131	(38,236)	950,197	20,825
NHSAS Holdings, LLC, Membership Units	8,890	-	(253)	8,559	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	-	22,298,153	-	24,321,000	1,059,315
NVHL S.A, Common Shares	-	21,538,953	-	23,320,830	-
Online Resources Corporation, Common Stock	4,741,748	-	-	5,741,042	-
Perseus Holdings S.A., Common Stock	-	-	-	-	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	-	4,219,274	-	4,079,247	308,932
Primacom Management GmbH, 2nd Lien Term Loan, 15% PIK, due 5/19/17	10,209,488	5,377,514	-	15,477,941	4,867,040
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,269,935	25,681	-	3,270,084	25,680
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	11,901,583	5,765	(13,385,601)	-	25,275
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-	-
RM Holdco, LLC, Membership Units	-	6,501,223	-	6,501,223	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	-	16,366,154	-	16,366,154	98,779
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16	-	10,574,101	-	10,574,101	1,128,300
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/19/16	-	17,296,778	-	17,296,778	2,544,025
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	10,985,525	2,725,196	-	16,301,109	1,803,081
TOPV New World Holdings, LLC, Membership Interests	65,561,215	-	(14,533,380)	57,529,736	-
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	5,945,046	-	(465,853)	5,382,875	650,536
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	6,003,557	-	(455,840)	5,452,132	654,780
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	3,953,069	-	(854,592)	3,019,795	376,902
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	5,368,794	-	(765,806)	4,523,842	511,686
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	7,049,074	-	(535,225)	6,406,451	768,512
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	4,449,970	465,854	(265,579)	4,617,282	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	4,369,319	455,840	(252,373)	4,563,920	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	6,537,465	854,592	(322,949)	6,024,560	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	5,835,647	765,808	(339,638)	5,999,222	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	4,749,763	535,224	(334,202)	5,632,724	-
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	22,329,608	-	-	27,240,500	2,389,175
Woodbine Holdings, LLC, Warrants to Purchase Membership Units	4,023,992	-	(4,055,740)	-	-
Woodbine Intermediate Holdings, LLC, Membership Units	-	4,055,740	-	10,991,223	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2012 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	3/5/12 & 9/24/12	17,402,825
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
DeepOcean Group Holding AS, Common Stock	5/13/11	9,786,480
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12	4,356,963
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	9,232,575
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15	Various 2011-2012	5,379,963
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Rural Metro Corporation, Senior Unsecured Notes, 10.125%, due 7/15/19	2/1/12	3,904,540
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15	12/6/11 & Various 2012	11,707,318

ITEM 2.             CONTROLS AND PROCEDURES.

(a)        The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.              EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2012

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: November 29, 2012